Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of standardized measure of discounted future cash flows (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Standardized measure of discounted future net cash flows		$ 1,512,000	$ 738,000	$ 775,000	$ 608,000
Argentina [Member]
Disclosure Of Costs Capitalized As Well As Expensed That Were Incurred Line items [Line Items]
Future cash inflows		8,506	4,533	4,457
Future production costs		(2,638)	(1,921)	(1,927)
Future development and abandonment costs		(1,294)	(788)	(748)
Future income tax		(1,432)	(418)	(410)
Undiscounted future net cash flows		3,142	1,406	1,372
10% annual discount		(1,630)	(668)	(597)
Standardized measure of discounted future net cash flows	[1]	$ 1,512	$ 738	$ 775

[1]	The standardized measure of future discounted cash flow (net) is related to the estimated value of the reserves in Argentina. The table does not include the estimated value of reserves in Mexico’s areas (24.4 MM US and 1.2 million MM US as of December 31, 2021 and 2020, respectively).